10. INTANGIBLE ASSETS (Details 2) - BRL (R$) R$ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Goodwill		R$ 3,590,931	R$ 3,590,931
Trademarks		134,137	116,196
Total		3,725,068	3,707,127
Packaging
Disclosure of detailed information about intangible assets [line items]
Goodwill		158,748	158,748
Trademarks
Total		158,748	158,748
Long steel
Disclosure of detailed information about intangible assets [line items]
Goodwill	[1]	235,595	235,595
Trademarks	[1]	134,137	116,196
Total	[1]	369,732	351,791
Mining
Disclosure of detailed information about intangible assets [line items]
Goodwill	[2]	3,196,588	3,196,588
Trademarks	[2]
Total	[2]	R$ 3,196,588	R$ 3,196,588

[1]	The goodwill and trademark that are recorded in line item intangible assets at long steel segment, those transactions are derived from the business combination of Stahlwerk Thuringen GmbH ("SWT") and Gallardo Sections CSN. The assets mentioned are considered to have indefinite useful lives as they are expected to contribute indefinitely to the Company's cash flows.
[2]	Refers to the goodwill based on expectations for future profitability, resulting from the acquisition of Namisa by CSN Mineracao, an operation that was concluded in December 2015. From 2016, the balance started to be tested annually for impairment analysis.